Subsequent Events (Details) - Restricted stock units - shares			12 Months Ended
	Jan. 11, 2021	Dec. 04, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Granted (in shares)		30,000.00	517,234
Subsequent event | Chief Operating Officer
Subsequent Event [Line Items]
Granted (in shares)	33,423